Non-hedging activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (8,491)	$ 11,087	$ (4,837)
Forward Contracts [Member] | Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(10,876)	9,039	(8,046)
Interest Rate Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	1,223	965	2,953
Credit Default Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0	0
Foreign Exchange Forward [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	8	18	31
Foreign Exchange Forward [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	5	(1)	(5)
Equity Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	2,815	5,296	1,965
Embedded Derivative Financial Instruments [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (1,666)	$ (4,230)	$ (1,735)